Segment Reporting (Details) - Schedule of Major Distributors Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Major Distributors Revenue [Abstract]
Total revenue	$ 31,840,588		$ 79,874,727		$ 54,040,948
Customer A [Member]
Schedule of Major Distributors Revenue [Abstract]
Total revenue	23,621,588		74,340,429		41,767,780
Customer B [Member]
Schedule of Major Distributors Revenue [Abstract]
Total revenue		[1]		[1]	$ 9,439,831

[1]	The revenue of this customer is not over 10% of total revenue of the Company.